SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 12: SEGMENT REPORTING

The CODM for the Company is the Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of allocating resources and assessing financial performance.

In 2024, the Company was managed as a single reporting unit associated with the discovery, development and commercialization of noninvasive diagnostic tests. The accounting policies of the Company’s single segment are the same as those described in the summary of significant accounting policies in Note 1 to the consolidated financial statements. The CODM assesses the performance of the Company’s single segment and decides how to allocate resources based on consolidated net income. Under the current organizational structure, this measure is not discreetly available or required individually for any of the Company’s business activities and is only available at the consolidated level. The monitoring of budgeted versus actual results are used in assessing performance of the Company’s single segment, allocating resources and in establishing management’s compensation. The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets. Consolidated revenue does not include any inter-segment sales or transfers.

The following table summarizes financial statement line items regularly reviewed by the CODM (in thousands).

	December 31,
(in thousands)	2024	2023
Total Assets	$5,491	$6,262
Total Revenue	$9,182	$9,154
Net Loss	$(13,094)	$(16,690)